Distribution Date:	09/17/21	BANK 2020-BNK29
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			Don Simon	(203) 660-6100
Principal Prepayment Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(302) 636-4140
Modified Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541TAY5	0.549000%	26,400,000.00	23,226,284.79	347,812.59	10,626.03	0.00	0.00	358,438.62	22,878,472.20	30.13%	30.00%
A-SB	06541TAZ2	1.805000%	29,800,000.00	29,800,000.00	0.00	44,824.17	0.00	0.00	44,824.17	29,800,000.00	30.13%	30.00%
A-3	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00	30.13%	30.00%
A-4	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00	30.13%	30.00%
A-S	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00	24.35%	24.25%
B	06541TBT5	2.416000%	41,380,000.00	41,380,000.00	0.00	83,311.73	0.00	0.00	83,311.73	41,380,000.00	19.33%	19.25%
C	06541TBU2	3.133839%	43,450,000.00	43,450,000.00	0.00	113,471.08	0.00	0.00	113,471.08	43,450,000.00	14.06%	14.00%
D	06541TAJ8	2.500000%	25,862,000.00	25,862,000.00	0.00	53,879.17	0.00	0.00	53,879.17	25,862,000.00	10.92%	10.88%
E	06541TAL3	2.500000%	21,725,000.00	21,725,000.00	0.00	45,260.42	0.00	0.00	45,260.42	21,725,000.00	8.29%	8.25%
F	06541TAN9	2.000000%	13,448,000.00	13,448,000.00	0.00	22,413.33	0.00	0.00	22,413.33	13,448,000.00	6.65%	6.63%
G	06541TAQ2	2.000000%	11,380,000.00	11,380,000.00	0.00	18,966.67	0.00	0.00	18,966.67	11,380,000.00	5.27%	5.25%
H	06541TAS8	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	4.02%	4.00%
J	06541TCB3	2.000000%	8,276,000.00	8,276,000.00	0.00	13,793.33	0.00	0.00	13,793.33	8,276,000.00	3.01%	3.00%
K	06541TCD9	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	1.76%	1.75%
L*	06541TCF4	2.000000%	14,483,773.00	14,483,773.00	0.00	24,139.62	0.00	0.00	24,139.62	14,483,773.00	0.00%	0.00%
V	06541TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541TAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2Q4108	3.303839%	43,558,145.96	43,391,108.31	18,305.93	119,464.36	0.00	0.00	137,770.29	43,372,802.38	0.00%	0.00%
Interest
Regular SubTotal			871,162,918.96	867,822,166.10	366,118.52	1,502,965.81	0.00	0.00	1,869,084.33	867,456,047.58

Notional Certificates
X-A	06541TBL2	1.458350%	579,323,000.00	576,149,284.79	0.00	700,189.57	0.00	0.00	700,189.57	575,801,472.20
X-B	06541TBM0	0.725606%	132,417,000.00	132,417,000.00	0.00	80,068.83	0.00	0.00	80,068.83	132,417,000.00
X-D	06541TAA7	0.803839%	47,587,000.00	47,587,000.00	0.00	31,876.90	0.00	0.00	31,876.90	47,587,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	06541TAC3	1.303839%	13,448,000.00	13,448,000.00	0.00	14,611.69	0.00	0.00	14,611.69		13,448,000.00
X-G	06541TAE9	1.303839%	11,380,000.00	11,380,000.00	0.00	12,364.74	0.00	0.00	12,364.74		11,380,000.00
X-H	06541TAG4	1.303839%	10,345,000.00	10,345,000.00	0.00	11,240.18	0.00	0.00	11,240.18		10,345,000.00
X-J	06541TBV0	1.303839%	8,276,000.00	8,276,000.00	0.00	8,992.14	0.00	0.00	8,992.14		8,276,000.00
X-K	06541TBX6	1.303839%	10,345,000.00	10,345,000.00	0.00	11,240.18	0.00	0.00	11,240.18		10,345,000.00
X-L	06541TBZ1	1.303839%	14,483,773.00	14,483,773.00	0.00	15,737.09	0.00	0.00	15,737.09		14,483,773.00
Notional SubTotal			827,604,773.00	824,431,057.79	0.00	886,321.32	0.00	0.00	886,321.32		824,083,245.20

Deal Distribution Total					366,118.52	2,389,287.13	0.00	0.00	2,755,405.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541TAY5	879.78351477	13.17471932	0.40250114	0.00000000	0.00000000	0.00000000	0.00000000	13.57722045	866.60879545
A-SB	06541TAZ2	1,000.00000000	0.00000000	1.50416678	0.00000000	0.00000000	0.00000000	0.00000000	1.50416678	1,000.00000000
A-3	06541TBA6	1,000.00000000	0.00000000	1.45166665	0.00000000	0.00000000	0.00000000	0.00000000	1.45166665	1,000.00000000
A-4	06541TBF5	1,000.00000000	0.00000000	1.66416668	0.00000000	0.00000000	0.00000000	0.00000000	1.66416668	1,000.00000000
A-S	06541TBN8	1,000.00000000	0.00000000	1.84333326	0.00000000	0.00000000	0.00000000	0.00000000	1.84333326	1,000.00000000
B	06541TBT5	1,000.00000000	0.00000000	2.01333325	0.00000000	0.00000000	0.00000000	0.00000000	2.01333325	1,000.00000000
C	06541TBU2	1,000.00000000	0.00000000	2.61153234	0.00000000	0.00000000	0.00000000	0.00000000	2.61153234	1,000.00000000
D	06541TAJ8	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	06541TAL3	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06541TAN9	1,000.00000000	0.00000000	1.66666642	0.00000000	0.00000000	0.00000000	0.00000000	1.66666642	1,000.00000000
G	06541TAQ2	1,000.00000000	0.00000000	1.66666696	0.00000000	0.00000000	0.00000000	0.00000000	1.66666696	1,000.00000000
H	06541TAS8	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
J	06541TCB3	1,000.00000000	0.00000000	1.66666626	0.00000000	0.00000000	0.00000000	0.00000000	1.66666626	1,000.00000000
K	06541TCD9	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
L	06541TCF4	1,000.00000000	0.00000000	1.66666655	0.00000000	0.00000000	0.00000000	0.00000000	1.66666655	1,000.00000000
V	06541TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541TAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2Q4108	996.16517998	0.42026421	2.74264107	0.00000000	0.00000000	0.00000000	0.00000000	3.16290528	995.74491577

Notional Certificates
X-A	06541TBL2	994.52168271	0.00000000	1.20863416	0.00000000	0.00000000	0.00000000	0.00000000	1.20863416	993.92130504
X-B	06541TBM0	1,000.00000000	0.00000000	0.60467183	0.00000000	0.00000000	0.00000000	0.00000000	0.60467183	1,000.00000000
X-D	06541TAA7	1,000.00000000	0.00000000	0.66986572	0.00000000	0.00000000	0.00000000	0.00000000	0.66986572	1,000.00000000
X-F	06541TAC3	1,000.00000000	0.00000000	1.08653257	0.00000000	0.00000000	0.00000000	0.00000000	1.08653257	1,000.00000000
X-G	06541TAE9	1,000.00000000	0.00000000	1.08653251	0.00000000	0.00000000	0.00000000	0.00000000	1.08653251	1,000.00000000
X-H	06541TAG4	1,000.00000000	0.00000000	1.08653262	0.00000000	0.00000000	0.00000000	0.00000000	1.08653262	1,000.00000000
X-J	06541TBV0	1,000.00000000	0.00000000	1.08653214	0.00000000	0.00000000	0.00000000	0.00000000	1.08653214	1,000.00000000
X-K	06541TBX6	1,000.00000000	0.00000000	1.08653262	0.00000000	0.00000000	0.00000000	0.00000000	1.08653262	1,000.00000000
X-L	06541TBZ1	1,000.00000000	0.00000000	1.08653249	0.00000000	0.00000000	0.00000000	0.00000000	1.08653249	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	10,626.03	0.00	10,626.03	0.00	0.00	0.00	10,626.03	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	44,824.17	0.00	44,824.17	0.00	0.00	0.00	44,824.17	0.00
X-A	08/01/21 - 08/30/21	30	0.00	700,189.57	0.00	700,189.57	0.00	0.00	0.00	700,189.57	0.00
X-B	08/01/21 - 08/30/21	30	0.00	80,068.83	0.00	80,068.83	0.00	0.00	0.00	80,068.83	0.00
X-D	08/01/21 - 08/30/21	30	0.00	31,876.90	0.00	31,876.90	0.00	0.00	0.00	31,876.90	0.00
X-F	08/01/21 - 08/30/21	30	0.00	14,611.69	0.00	14,611.69	0.00	0.00	0.00	14,611.69	0.00
X-G	08/01/21 - 08/30/21	30	0.00	12,364.74	0.00	12,364.74	0.00	0.00	0.00	12,364.74	0.00
X-H	08/01/21 - 08/30/21	30	0.00	11,240.18	0.00	11,240.18	0.00	0.00	0.00	11,240.18	0.00
X-J	08/01/21 - 08/30/21	30	0.00	8,992.14	0.00	8,992.14	0.00	0.00	0.00	8,992.14	0.00
X-K	08/01/21 - 08/30/21	30	0.00	11,240.18	0.00	11,240.18	0.00	0.00	0.00	11,240.18	0.00
X-L	08/01/21 - 08/30/21	30	0.00	15,737.09	0.00	15,737.09	0.00	0.00	0.00	15,737.09	0.00
A-3	08/01/21 - 08/30/21	30	0.00	272,913.33	0.00	272,913.33	0.00	0.00	0.00	272,913.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	557,700.53	0.00	557,700.53	0.00	0.00	0.00	557,700.53	0.00
A-S	08/01/21 - 08/30/21	30	0.00	87,718.70	0.00	87,718.70	0.00	0.00	0.00	87,718.70	0.00
B	08/01/21 - 08/30/21	30	0.00	83,311.73	0.00	83,311.73	0.00	0.00	0.00	83,311.73	0.00
C	08/01/21 - 08/30/21	30	0.00	113,471.08	0.00	113,471.08	0.00	0.00	0.00	113,471.08	0.00
D	08/01/21 - 08/30/21	30	0.00	53,879.17	0.00	53,879.17	0.00	0.00	0.00	53,879.17	0.00
E	08/01/21 - 08/30/21	30	0.00	45,260.42	0.00	45,260.42	0.00	0.00	0.00	45,260.42	0.00
F	08/01/21 - 08/30/21	30	0.00	22,413.33	0.00	22,413.33	0.00	0.00	0.00	22,413.33	0.00
G	08/01/21 - 08/30/21	30	0.00	18,966.67	0.00	18,966.67	0.00	0.00	0.00	18,966.67	0.00
H	08/01/21 - 08/30/21	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
J	08/01/21 - 08/30/21	30	0.00	13,793.33	0.00	13,793.33	0.00	0.00	0.00	13,793.33	0.00
K	08/01/21 - 08/30/21	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
L	08/01/21 - 08/30/21	30	0.00	24,139.62	0.00	24,139.62	0.00	0.00	0.00	24,139.62	0.00
RR Interest	08/01/21 - 08/30/21	30	0.00	119,464.36	0.00	119,464.36	0.00	0.00	0.00	119,464.36	0.00
Totals			0.00	2,389,287.13	0.00	2,389,287.13	0.00	0.00	0.00	2,389,287.13	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (Cert)	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00
A-3 (Exch)	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00
A-3-1	06541TBB4	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541TBC2	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541TBD0	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541TBE8	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00
A-4 (Exch)	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00
A-4-1	06541TBF5	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541TBH1	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541TBJ7	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00
A-S (Exch)	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00
A-S-1	06541TBP3	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541TBQ1	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541TBR9	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541TBS7	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-1	06541TBB4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541TBC2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06541TBF5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541TBH1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06541TBP3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541TBQ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			3,089,137,000.00	1,141,420,000.00	0.00	1,836,665.12	0.00	0.00	1,836,665.12	1,141,420,000.00

Exchangeable Certificate Details
A-4-X2	06541TBK4	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	2,755,405.65
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,402,093.02	Master Servicing Fee	4,451.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,316.06
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	373.65
ARD Interest	0.00	Operating Advisor Fee	1,158.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,402,093.02	Total Fees	12,805.90

Principal		Expenses/Reimbursements
Scheduled Principal	366,118.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	366,118.52	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,389,287.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	366,118.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,755,405.65
Total Funds Collected	2,768,211.54	Total Funds Distributed	2,768,211.55

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	867,822,166.15	867,822,166.15	Beginning Certificate Balance	867,822,166.10
(-) Scheduled Principal Collections	366,118.52	366,118.52	(-) Principal Distributions	366,118.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	867,456,047.63	867,456,047.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	867,822,166.16	867,822,166.16	Ending Certificate Balance	867,456,047.58
Ending Actual Collateral Balance	867,456,047.64	867,456,047.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.30
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	19	103,789,841.28	11.96%	110	3.6317	2.680161	1.60 or less	5	106,454,847.03	12.27%	109	3.1149	1.075665
$10,000,001 to $20,000,000	10	130,872,559.05	15.09%	108	3.6378	2.409534	1.61 to 1.80	5	70,779,841.28	8.16%	110	3.6928	1.746617
$20,000,001 to $30,000,000	4	108,026,669.56	12.45%	106	3.0557	2.385163	1.81 to 2.00	3	46,798,885.02	5.39%	109	3.5088	1.929101
$30,000,001 to $40,000,000	3	105,720,885.02	12.19%	110	3.4240	2.014966	2.01 to 2.20	1	6,350,000.00	0.73%	109	4.3120	2.027600
$40,000,001 to $50,000,000	1	47,846,092.72	5.52%	110	2.9350	1.492400	2.21 to 2.40	2	42,952,474.30	4.95%	108	3.4551	2.326017
$50,000,001 to $60,000,000	1	54,200,000.00	6.25%	110	3.4512	2.584300	2.41 or greater	25	589,620,000.00	67.97%	109	3.1135	3.135836
$60,000,001 or greater	4	317,000,000.00	36.54%	110	2.8891	3.231529	Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512
Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	3,526,141.00	0.41%	110	3.4512	2.584300	Virginia	2	9,875,164.40	1.14%	110	3.5160	2.571222
Arizona	1	12,220,000.00	1.41%	102	3.2500	2.981800	Washington	2	20,265,000.00	2.34%	110	3.3435	2.970186
California	5	128,232,084.75	14.78%	109	3.0146	3.139617	Wisconsin	1	1,211,895.66	0.14%	109	4.0250	2.468500
Colorado	3	15,275,000.00	1.76%	110	3.8550	2.242123	Totals	89	867,456,047.63	100.00%	109	3.2145	2.651512
Connecticut	1	4,310,000.00	0.50%	110	3.6700	2.831100
									Property Type³
Florida	1	3,550,000.00	0.41%	109	4.2200	1.949400
Georgia	5	8,822,754.38	1.02%	110	3.5203	2.570354		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	55,814,662.72	6.43%	110	3.0087	1.648289		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	245,353.11	0.03%	109	4.0250	2.468500	Industrial	1	34,190,000.00	3.94%	111	3.5630	1.793600
Kansas	1	511,078.45	0.06%	109	4.0250	2.468500	Lodging	2	21,902,559.05	2.52%	102	3.6734	1.347420
Kentucky	7	5,349,030.00	0.62%	109	4.0650	1.626500	Mixed Use	4	62,200,000.00	7.17%	107	3.4366	2.402647
Louisiana	5	15,643,674.54	1.80%	110	3.4934	3.004281	Mobile Home Park	5	18,550,000.00	2.14%	110	4.1579	1.989957
Massachusetts	1	4,872,587.00	0.56%	110	3.4512	2.584300	Multi-Family	4	39,726,669.56	4.58%	110	2.9456	0.949817
Michigan	2	6,555,363.00	0.76%	110	3.4512	2.584300	Office	9	452,475,861.94	52.16%	110	3.0055	2.963922
Missouri	2	317,844.56	0.04%	109	4.0250	2.468500	Retail	59	193,735,957.09	22.33%	108	3.4408	2.590495
New York	9	328,126,669.56	37.83%	110	2.9852	2.730275	Self Storage	5	44,675,000.00	5.15%	110	3.3956	3.163225
North Carolina	2	71,530,885.02	8.25%	109	3.3575	2.120773	Totals	89	867,456,047.63	100.00%	109	3.2145	2.651512
Ohio	5	15,001,514.28	1.73%	105	3.8285	2.312354
Oklahoma	2	990,334.37	0.11%	109	4.0250	2.468500
Oregon	1	28,000,000.00	3.23%	110	3.4000	2.828500
Pennsylvania	4	5,880,404.00	0.68%	110	3.4512	2.584300
South Carolina	1	34,190,000.00	3.94%	111	3.5630	1.793600
Tennessee	2	1,481,870.00	0.17%	109	4.0650	1.626500
Texas	14	75,906,736.84	8.75%	107	3.5613	3.144238
Utah	2	9,750,000.00	1.12%	109	3.9995	2.570031

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	15	492,922,762.28	56.82%	109	2.9183	2.921163	12 months or less	37	777,833,488.58	89.67%	110	3.2037	2.648660
	3.250% to 3.490%	7	184,350,885.02	21.25%	109	3.3767	2.532822	13 months to 24 months	5	89,622,559.05	10.33%	102	3.3078	2.676260
	3.500% to 3.990%	13	147,401,500.33	16.99%	109	3.7183	2.086900	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	7	42,780,900.00	4.93%	109	4.1914	2.001409	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	42	867,456,047.63	100.00%	109	3.2145	2.651512	Interest Only	28	644,542,000.00	74.30%	110	3.1786	2.919828
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	1	47,846,092.72	5.52%	110	2.9350	1.492400
	Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512	271 months or greater	13	175,067,954.91	20.18%	107	3.4231	1.980444
								Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	41,820,474.30	4.82%	108	3.6080	2.167935				None
	12 months or less	37	825,635,573.33	95.18%	109	3.1945	2.676006
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	867,456,047.63	100.00%	109	3.2145	2.651512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop								Original Adjusted			Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	2062975	OF	New York	NY	Actual/360	2.82925%	211,939.25	0.00	0.00	N/A	12/01/30	--	87,000,000.00	87,000,000.00	09/01/21
2	310956320	OF	San Jose	CA	Actual/360	2.86825%	209,885.07	0.00	0.00	11/06/30	11/06/32	--	85,000,000.00	85,000,000.00	09/06/21
3	310955626	OF	New York	NY	Actual/360	3.20125%	192,949.17	0.00	0.00	N/A	10/11/30	--	70,000,000.00	70,000,000.00	09/11/21
3A	310956410				Actual/360	3.20125%	27,564.17	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	09/11/21
4	300802130	OF	New York	NY	Actual/360	2.69225%	173,864.79	0.00	0.00	N/A	12/06/30	--	75,000,000.00	75,000,000.00	09/06/21
5	2062803	RT	Various	Various	Actual/360	3.45125%	161,075.17	0.00	0.00	N/A	11/01/30	--	54,200,000.00	54,200,000.00	09/01/21
6	300802123	OF	Chicago	IL	Actual/360	2.93525%	121,464.84	213,853.62	0.00	N/A	11/01/30	--	48,059,946.34	47,846,092.72	09/01/21
7	310955584	RT	Charlotte	NC	Actual/360	3.35825%	113,818.23	62,644.06	0.00	N/A	10/11/30	--	39,361,529.08	39,298,885.02	09/11/21
8	310956129	IN	Summerville	SC	Actual/360	3.56325%	104,899.67	0.00	0.00	N/A	12/01/30	--	34,190,000.00	34,190,000.00	09/01/21
9	310956012	OF	Durham	NC	Actual/360	3.35725%	93,174.65	0.00	0.00	N/A	11/01/30	--	32,232,000.00	32,232,000.00	09/01/21
10	1960408	RT	Cedar Park	TX	Actual/360	3.19025%	82,408.33	0.00	0.00	N/A	04/01/30	--	30,000,000.00	30,000,000.00	09/01/21
11	310955927	OF	Portland	OR	Actual/360	3.40025%	81,977.78	0.00	0.00	N/A	11/11/30	--	28,000,000.00	28,000,000.00	09/11/21
12	323511044	MU	New York	NY	Actual/360	3.16025%	69,388.33	0.00	0.00	N/A	03/06/30	--	25,500,000.00	25,500,000.00	09/06/21
13	1960578	MF	Brooklyn	NY	Actual/360	2.39025%	50,573.53	46,782.87	0.00	N/A	11/01/30	--	24,573,452.43	24,526,669.56	09/01/21
14	2061336	MU	New York	NY	Actual/360	3.95025%	58,844.03	0.00	0.00	N/A	12/01/30	--	17,300,000.00	17,300,000.00	09/01/21
15	453012411	OF	Houston	TX	Actual/360	3.91425%	53,926.22	0.00	0.00	N/A	09/01/30	--	16,000,000.00	16,000,000.00	09/01/21
16	300802119	SS	Seattle	WA	Actual/360	3.25025%	41,979.17	0.00	0.00	N/A	11/01/30	--	15,000,000.00	15,000,000.00	09/01/21
17	310955310	SS	Sacramento	CA	Actual/360	2.98325%	32,493.98	0.00	0.00	N/A	10/11/30	--	12,650,000.00	12,650,000.00	09/11/21
18	300802052	RT	Glendale	AZ	Actual/360	3.25025%	34,199.03	0.00	0.00	N/A	03/01/30	--	12,220,000.00	12,220,000.00	09/01/21
19	1960212	MU	Rialto	CA	Actual/360	3.61525%	37,355.00	0.00	0.00	N/A	11/01/30	--	12,000,000.00	12,000,000.00	09/01/21
20	300802113	Various Various		Various	Actual/360	4.02525%	41,591.67	0.00	0.00	N/A	10/01/30	--	12,000,000.00	12,000,000.00	09/01/21
21	2061383	MF	New York	NY	Actual/360	3.96525%	40,288.81	0.00	0.00	N/A	12/01/30	--	11,800,000.00	11,800,000.00	09/01/21
22	310956736	LO	Solana Beach	CA	Actual/360	3.60025%	34,718.92	17,565.29	0.00	N/A	03/11/30	--	11,199,650.04	11,182,084.75	09/11/21
23	300802093	LO	Columbus	OH	Actual/360	3.75025%	34,670.74	16,271.98	0.00	N/A	04/01/30	--	10,736,746.28	10,720,474.30	09/01/21
24	2061682	RT	Carrollton	TX	Actual/360	3.55025%	24,455.56	0.00	0.00	N/A	10/01/30	--	8,000,000.00	8,000,000.00	09/01/21
25	2061148	MU	Palo Alto	CA	Actual/360	2.90025%	18,479.44	0.00	0.00	N/A	12/01/30	--	7,400,000.00	7,400,000.00	09/01/21
26	410954120	RT	New York	NY	Actual/360	3.01525%	18,173.75	0.00	0.00	N/A	11/11/30	--	7,000,000.00	7,000,000.00	09/11/21
27	2062469	RT	Various	Various	Actual/360	4.06525%	23,911.00	0.00	0.00	N/A	10/01/30	--	6,830,900.00	6,830,900.00	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	300802114	SS	Sandy	UT	Actual/360	4.31225%	23,578.26	0.00	0.00	N/A	10/01/30	--	6,350,000.00	6,350,000.00	09/01/21
29	300802120	SS	Boulder	CO	Actual/360	3.82025%	20,312.32	0.00	0.00	N/A	11/01/30	--	6,175,000.00	6,175,000.00	09/01/21
30	410955860	RT	Various	Various	Actual/360	3.62925%	18,649.65	9,000.70	0.00	N/A	10/11/30	--	5,967,941.98	5,958,941.28	09/11/21
31	300802118	MH	Woodland Park	CO	Actual/360	4.27825%	20,629.47	0.00	0.00	N/A	11/01/30	--	5,600,000.00	5,600,000.00	09/01/21
32	2062427	RT	Tumwater	WA	Actual/360	3.61025%	16,366.84	0.00	0.00	N/A	10/01/30	--	5,265,000.00	5,265,000.00	09/01/21
33	300802128	SS	Arabi	LA	Actual/360	3.16525%	12,264.38	0.00	0.00	N/A	12/01/30	--	4,500,000.00	4,500,000.00	09/01/21
34	2062425	MH	Various	TX	Actual/360	4.37025%	16,933.75	0.00	0.00	N/A	11/01/30	--	4,500,000.00	4,500,000.00	09/01/21
35	324130035	MH	Saint Rose	LA	Actual/360	3.61025%	13,988.75	0.00	0.00	N/A	11/01/30	--	4,500,000.00	4,500,000.00	09/01/21
36	2062624	RT	New London	CT	Actual/360	3.67025%	13,620.80	0.00	0.00	N/A	11/01/30	--	4,310,000.00	4,310,000.00	09/01/21
37	2062540	MH	Arlington	TX	Actual/360	4.37025%	14,864.07	0.00	0.00	N/A	11/01/30	--	3,950,000.00	3,950,000.00	09/01/21
38	2062363	RT	Deltona	FL	Actual/360	4.22025%	12,900.31	0.00	0.00	N/A	10/01/30	--	3,550,000.00	3,550,000.00	09/01/21
39	324130039	RT	Aurora	CO	Actual/360	3.24025%	9,765.00	0.00	0.00	N/A	12/01/30	--	3,500,000.00	3,500,000.00	09/01/21
40	310956035	MF	Provo	UT	Actual/360	3.41625%	10,001.29	0.00	0.00	N/A	11/11/30	--	3,400,000.00	3,400,000.00	09/11/21
41	410956019	RT	Dallas	TX	Actual/360	3.15425%	8,147.83	0.00	0.00	N/A	11/11/30	--	3,000,000.00	3,000,000.00	09/11/21
Totals							2,402,093.02	366,118.52	0.00				867,822,166.15	867,456,047.63
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	5,343,030.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	4,289,190.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	7,473,338.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	45,571,669.00	34,486,492.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	2,516,929.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	5,344,720.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,581,226.68	5,396,742.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,217,912.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,466,663.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,416,763.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,445,545.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	48,047,165.95	12,942,146.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	66,804.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	3,945.75	0.00
14	0.00	511,338.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,617,094.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	782,932.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	693,577.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	647,243.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	2,553,580.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	422,679.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	952,010.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	537,420.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	765,142.53	216,627.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	337,711.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	234,312.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	283,764.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	147,230.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	284,297.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	235,620.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	327,663.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	222,550.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	218,290.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	240,075.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	166,955.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	148,648.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	225,535.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	178,200.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	103,965,204.16	96,591,637.83				0.00	0.00	0.00	0.00	3,945.75	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214481%	3.197344%	109
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214400%	3.197263%	110
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214319%	3.197183%	111
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214237%	3.197102%	112
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214157%	3.197022%	113
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.214076%	3.196941%	114
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.213996%	3.196862%	115
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.213912%	3.196778%	116
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.213833%	3.196699%	117
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	3.213727%	3.196593%	118
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		867,456,048	867,456,048	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	867,456,048	867,456,048	0	0	0	0
Aug-21	867,822,166	867,822,166	0	0	0	0
Jul-21	868,187,334	868,187,334	0	0	0	0
Jun-21	868,566,276	868,566,276	0	0	0	0
May-21	868,929,511	868,929,511	0	0	0	0
Apr-21	869,306,587	869,306,587	0	0	0	0
Mar-21	869,667,899	869,667,899	0	0	0	0
Feb-21	870,072,817	870,072,817	0	0	0	0
Jan-21	870,432,136	870,432,136	0	0	0	0
Dec-20	870,875,248	870,875,248	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab forthe BANK 2020-BNK29 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the RetentionCovenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29